Pension plan obligations (Tables)	12 Months Ended
Dec. 31, 2022
Pension Plan Obligations
Schedule of pension plan benefits

	December 31, 2022			December 31, 2021
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of the defined benefit obligations	(2,715,388)	(2,002,075)	(4,717,463)	(2,764,027)	(2,192,062)	(4,956,089)
Fair value of the plan’s assets	2,567,272	—	2,567,272	2,634,427	—	2,634,427

Total pension plan obligations (deficit)	(148,116)	(2,002,075)	(2,150,191)	(129,600)	(2,192,062)	(2,321,662)

Schedule of reconciliation of defined benefit obligations

	December 31, 2022			December 31, 2021
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(2,764,027)	(2,192,062)	(4,956,089)	(3,112,980)	(2,549,541)	(5,662,521)
Current service cost	(35,020)	—	(35,020)	(32,777)	—	(32,777)
Interest costs	(231,745)	(176,953)	(408,698)	(205,707)	(158,244)	(363,951)
Actuarial (gains)/losses recorded as other comprehensive income	126,626	161,766	288,392	414,823	330,337	745,160
Benefits paid	188,778	205,174	393,952	172,614	185,386	358,000
Defined benefit obligation, end of the year	(2,715,388)	(2,002,075)	(4,717,463)	(2,764,027)	(2,192,062)	(4,956,089)

Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,634,427	—	2,634,427	2,793,927	—	2,793,927
Expected return of the plan’s assets	221,079	—	221,079	184,687	—	184,687
Company’s contributions	39,377	—	39,377	35,368	—	35,368
Participant’s contributions	34,000	—	34,000	30,551	—	30,551
Benefits paid	(188,778)	—	(188,778)	(172,614)	—	(172,614)
Actuarial gains/(losses) recorded as other comprehensive income	(172,833)	—	(172,833)	(237,492)	—	(237,492)
Fair value of the plan’s assets, end of the year	2,567,272	—	2,567,272	2,634,427	—	2,634,427

Total pension plan obligations (deficit)	(148,116)	(2,002,075)	(2,150,191)	(129,600)	(2,192,062)	(2,321,662)

Schedule of (gains)/losses, due to changes in assumptions

	December 31, 2022			December 31, 2021			December 31, 2020
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total

Actuarial gains/(losses) on obligations	126,626	161,766	288,392	414,823	330,337	745,160	64,637	521,331	585,968
Actuarial gains/(losses) recorded as other comprehensive income	(172,833)	—	(172,833)	(237,492)	—	(237,492)	(80,059)	—	(80,059)
Total gains/(losses)	(46,207)	161,766	115,559	177,331	330,337	507,668	(15,422)	521,331	505,909
Deferred income tax and social contribution	15,710	—	15,710	(60,292)	—	(60,292)	5,243	—	5,243
Equity valuation adjustments	(30,497)	161,766	131,269	117,039	330,337	447,376	(10,179)	521,331	511,152

Schedule of amounts recognized in income statement

	December 31, 2022			December 31, 2021			December 31, 2020
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Cost of service, net	1,020	—	1,020	2,227	—	2,227	4,608	—	4,608
Interest cost rates	231,745	176,953	408,698	205,707	158,244	363,951	208,485	206,262	414,747
Expected return on the plan’s assets	(221,079)	—	(221,079)	(184,687)	—	(184,687)	(187,317)	—	(187,317)
Amount received from State of São Paulo (undisputed)	—	(98,174)	(98,174)	—	(91,657)	(91,657)	—	(95,452)	(95,452)
Total expenses	11,686	78,779	90,465	23,247	66,587	89,834	25,776	110,810	136,586

Obligations’ maturity

	December 31, 2022
	G1 Plan	G0 Plan
Payment of benefits expected in 2023	213,318	190,425
Payment of benefits expected in 2024	200,740	177,004
Payment of benefits expected in 2025	192,045	167,075
Payment of benefits expected in 2026	182,039	156,583
Payment of benefits expected in 2027 or after	1,927,246	1,310,988
Total	2,715,388	2,002,075
Duration	12.69 years	10.40 years

Actuarial assumptions

	December 31, 2022		December 31, 2021		December 31, 2020
	G1 Plan	G0 Plan	G1 Plan	G0 Plan	G1 Plan	G0 Plan
Discount rate – actual rate (NTN-B)	6.19% p.a.	6.15% p.a.	5.53% p.a.	5.26% p.a.	3.44% p.a.	3.07% p.a.
Inflation rate	5.31% p.a.	5.31% p.a.	3.00% p.a.	3.00% p.a.	3.25% p.a.	3.25% p.a.
Nominal rate of salary growth	7.42% p.a.	7.42% p.a.	5.06% p.a.	5.06% p.a.	5.32% p.a.	5.32% p.a.
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Sensitivity analysis of the defined benefit pension plan assumptions

Impact on the present value of the defined benefit obligations
Assumption	Change in the assumption	G1	G0
Discount rate	Increase of 1.0%	Decrease of R$ 215,825	Decrease of R$ 159,129
	Decrease of 1.0%	Increase of R$ 234,447	Increase of R$ 172,859
Life expectation	Increase of 1 year	Increase of R$ 59,778	Increase of R$ 83,050
	Decrease of 1 year	Decrease of R$ 58,505	Decrease of R$ 79,449

Wage growth rate	Increase of 1.0%	Increase of R$ 38,898	Increase of R$ 894
	Decrease of 1.0%	Decrease of R$ 40,755	Decrease of R$ 937

Estimated expenses

2023
Cost of services, net	5,997
Regular and extraordinary contributions expected from participants	(36,521)
Interest costs	307,777
Net profitability on financial assets	(294,788)
Expenditures to be recognized by the employer	(17,535)

Schedule Of Plans Assets

	December 31, 2022%		December 31, 2021%
Total fixed income	1,804,550	70.3	1,613,153	61.2
Total equities	136,582	5.3	261,665	9.9
Total structured investments	498,825	19.4	599,970	22.8
Other	127,315	5.0	159,639	6.1
Fair value of the plan’s assets	2,567,272	100	2,634,427	100

Estimated expenses for 2023

2023

Interest cost rate	225,220
Expense to be recognized	225,220

Reconciliation of expenses with pension obligations

	December 31, 2022	December 31, 2021	December 31, 2020

G1 Plan (i)	11,686	23,247	25,776
G0 Plan (ii)	78,779	66,587	110,810
Sabesprev Mais Plan (iii)	25,371	22,406	21,700
VIVEST Plan (iv)	326	160	58
Subtotal	116,162	112,400	158,344
Expenses capitalized in assets	(3,359)	(4,118)	(4,904)
Other	5,684	5,527	5,841
Pension plan obligations (Note 29)	118,487	113,809	159,281